Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating activities
Net income	¥ 137,135	¥ 176,748	¥ 157,827
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	89,322	90,106	89,467
Deferred income taxes	(5,539)	8,050	6,783
Impairment loss and net loss (gain) from sale of investment securities	3,058	2,516	54
Net gain on sale of property	(567)	(915)	(2,807)
Loss on disposal of fixed assets	1,867	2,108	1,928
Impairment loss on long-lived assets	1,907	3,106	5,142
Pension and retirement benefits, net	(979)	1,536	(3,795)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(21,656)	(21,862)	(147,477)
Decrease (increase) in inventories	42,040	(137,354)	(97,790)
Increase (decrease) in trade payables	(54,347)	(38,207)	101,595
Increase (decrease) in income taxes payable	9,407	(15,185)	17,876
Other, net	12,397	34,961	21,599
Net cash provided by operating activities	214,045	105,608	150,402
Investing activities
Capital expenditures	(142,992)	(126,090)	(100,820)
Proceeds from sale of property	11,436	8,364	9,605
Proceeds from sale of available for sale investment securities	3,766	1,757	2,132
Purchases of available for sale investment securities	(11)	(1,457)	(1,379)
Acquisition of subsidiaries and equity investees, net of cash acquired	(5,051)	(8,649)	976
Collection of loan receivables	706	2,101	1,926
Disbursement of loan receivables	(50)	(440)	(1,236)
Decrease (increase) in time deposits, net	799	(125)	287
Net cash used in investing activities	(131,397)	(124,539)	(88,509)
Financing activities
Proceeds from debt issued (Original maturities greater than three months) (Note 2)	292,013	352,731	148,147
Payment on debt (Original maturities greater than three months) (Note 2)	(392,647)	(260,212)	(133,800)
Short-term debt - net (Original maturities three months or less) (Note 2)	84,823	54,405	(20,015)
Repayments of capital lease obligations	(6,591)	(45,271)	(28,637)
Sale (purchase) of treasury stock, net	38	(30,680)	175
Dividends paid	(42,877)	(39,701)	(25,178)
Other, net	(6,573)	(12,491)	2,943
Net cash provided by (used in) financing activities	(71,814)	18,781	(56,365)
Effect of exchange rate change on cash and cash equivalents	(293)	(995)	(3,733)
Net increase (decrease) in cash and cash equivalents	10,541	(1,145)	1,795
Cash and cash equivalents, beginning of year	83,079	84,224	82,429
Cash and cash equivalents, end of year	¥ 93,620	¥ 83,079	¥ 84,224